                                 EMERALD FUNDS
                                 (THE "TRUST")

                          INSTITUTIONAL SHARES OF THE
                    EQUITY FUND, INTERNATIONAL EQUITY FUND,
                   SMALL CAPITALIZATION FUND, BALANCED FUND,
                             MANAGED BOND FUND AND
                            PRIME FUND (THE "FUNDS")
               FOR BARNETT EMPLOYEE SAVINGS & THRIFT (BEST) PLAN

                       SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into new investment advisory agreements with Barnett with respect to the Funds dated as of January 9, 1998 and Barnett has entered into a new sub-investment advisory agreement with Brandes Investment Partners, L.P. ("Brandes") with respect to the International Equity Fund dated as of the same date. The new investment advisory and sub-investment advisory agreements have the same terms and fee rates as the previous investment advisory and sub-investment advisory agreements which were automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreements with Barnett and Barnett's new sub-investment advisory agreement with Brandes.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                           CORRESPONDING NATIONS FUND
-------------------------------------  -------------------------------------
Equity Fund                            Disciplined Equity Fund
International Equity Fund              International Value Fund
Small Capitalization Fund              Small Company Growth Fund
Balanced Fund                          Balanced Assets Fund
Managed Bond Fund                      Strategic Fixed Income Fund
Prime Fund                             Prime Fund

                             *    *    *    *    *

MANAGED BOND AND BALANCED FUNDS -- CHANGES IN PORTFOLIO MANAGEMENT INFORMATION

    Russell Creighton, CFA, has assumed sole responsibility for the day-to-day management of the Balanced Fund. For information regarding the past business experience of Mr. Creighton, see "The Business of the Funds -- Fund Management" in the Prospectus.

EMD-0232                                                             PRO MED-159

    Jack A. Ablin, CFA, has assumed responsibility for the day-to-day management of the Managed Bond Fund. Mr. Ablin joined Barnett in 1997 and currently serves as interim President and Chief Executive Officer. He plays the lead role on the fixed income investment team. Prior to joining Barnett, Mr. Ablin was Head of Fixed Income at Bank of Boston. He received his undergraduate degree in Mathematics from Vassar and his MBA in Finance from Boston University. Mr. Ablin holds membership in the Association for Investment Management and Research. He has 16 years of investment experience.

ELECTION TO RECEIVE CASH PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS FROM THE PRIME FUND -- CHANGE OF ADDRESS

    The address on page 32 of the Prospectus to which shareholders of the Prime Fund are directed to send written elections to receive dividend and distribution payments in cash or changes to any previous elections has been changed to:

Emerald Funds
c/o BISYS Fund Services, Inc.
P. O. Box 182697
Columbus, Ohio 43218-2697

TRANSFER AND DIVIDEND PAYING AGENT -- CHANGE OF ADDRESS

    The address on page 37 of the Prospectus for BISYS Fund Services, Inc., in its capacity as transfer and dividend paying agent for the Prime Fund, has been changed to 3435 Stelzer Road, Columbus, Ohio 43219-3035.

EMD-0232                                                             PRO MED-159

                                 EMERALD FUNDS
                                 (THE "TRUST")

                              RETAIL SHARES OF THE
                        EQUITY FUND, EQUITY VALUE FUND,
                           INTERNATIONAL EQUITY FUND,
                           SMALL CAPITALIZATION FUND,
                  BALANCED FUND, SHORT-TERM FIXED INCOME FUND,
                        U.S. GOVERNMENT SECURITIES FUND,
                  MANAGED BOND FUND, FLORIDA TAX-EXEMPT FUND,
                         PRIME FUND, TREASURY FUND AND
                         TAX-EXEMPT FUND (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into new investment advisory agreements with Barnett with respect to the Funds dated as of January 9, 1998 and Barnett has entered into new sub-investment advisory agreements with Brandes Investment Partners, L.P. ("Brandes") with respect to the International Equity Fund and with Rodney Square Management Corporation ("Rodney Square") with respect to the Tax-Exempt Fund dated as of the same date. The new investment advisory and sub-investment advisory agreements have the same terms and fee rates as the previous investment advisory and sub-investment advisory agreements, which were automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreements with Barnett and Barnett's new sub-investment advisory agreements with Brandes and Rodney Square.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                           CORRESPONDING NATIONS FUND
-------------------------------------  -------------------------------------

Equity Fund                            Disciplined Equity Fund
Equity Value Fund                      Value Fund
International Equity Fund              International Value Fund
Small Capitalization Fund              Small Company Growth Fund
Balanced Fund                          Balanced Assets Fund
Short-Term Fixed Income Fund           Short-Term Income Fund
U.S. Government Securities Fund        Government Securities Fund
Managed Bond Fund                      Strategic Fixed Income Fund
Florida Tax-Exempt Fund                Florida Municipal Bond Fund
Prime Fund                             Prime Fund
Treasury Fund                          Treasury Fund
Tax-Exempt Fund                        Tax Exempt Fund

EMD-0231                                                            PRO MED-0158

                             *    *    *    *    *

SMALL CAPITALIZATION, U.S. GOVERNMENT SECURITIES, MANAGED BOND AND BALANCED FUNDS -- CHANGES IN PORTFOLIO MANAGEMENT INFORMATION

    Martin E. LaPrade, CFA, has assumed sole responsibility for the day-to-day management of the Small Capitalization Fund, Jeffery A. Greenert has assumed sole responsibility for the day-to-day management of the U.S. Government Securities Fund, and Russell Creighton, CFA, has assumed sole responsibility for the day-to-day management of the Balanced Fund. For information regarding the past business experience of Mr. LaPrade, Mr. Greenert and Mr. Creighton, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Jack A. Ablin, CFA, has assumed responsibility for the day-to-day management of the Managed Bond Fund. Mr. Ablin joined Barnett in 1997 and currently serves as interim President and Chief Executive Officer. He plays the lead role on the fixed income investment team. Prior to joining Barnett, Mr. Ablin was Head of Fixed Income at Bank of Boston. He received his undergraduate degree in Mathematics from Vassar and his MBA in Finance from Boston University. Mr. Ablin holds membership in the Association for Investment Management and Research. He has 16 years of investment experience.

EMD-0231                                                            PRO MED-0158

                                 EMERALD FUNDS
                                 (THE "TRUST")

              INSTITUTIONAL AND SERVICE SHARES OF THE PRIME FUND,
                       TREASURY FUND AND TAX-EXEMPT FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into new investment advisory agreements with Barnett with respect to the Funds dated as of January 9, 1998 and Barnett has entered into a new sub-investment advisory agreement with Rodney Square Management Corporation ("Rodney Square") with respect to the Tax-Exempt Fund dated as of the same date. The new investment advisory and sub-investment advisory agreements have the same terms and fee rates as the previous investment advisory and sub-investment advisory agreements which were automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreements with Barnett and Barnett's new sub-investment advisory agreement with Rodney Square.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                  CORRESPONDING NATIONS FUND
------------------------------------------------------------
Prime Fund                    Prime Fund
Treasury Fund                 Treasury Fund
Tax-Exempt Fund               Tax Exempt Fund

                             *    *    *    *    *

ELECTION TO RECEIVE CASH PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS -- CHANGE OF ADDRESS

    The address on page 22 of the Prospectus to which shareholders are directed to send written elections to receive dividend and distribution payments in cash or changes to any previous elections has been changed to:

Emerald Funds
c/o BISYS Fund Services, Inc.
P. O. Box 182697
Columbus, Ohio 43218-2697

TRANSFER AND DIVIDEND PAYING AGENT -- CHANGE OF ADDRESS

    The address on page 26 of the Prospectus for BISYS Fund Services, Inc., the Trust's transfer and dividend paying agent, has been changed to 3435 Stelzer Road, Columbus, Ohio 43219-3035.

EMD-0235                                                            PRO-EMD-0162

                                 EMERALD FUNDS
                                 (THE "TRUST")

                          INSTITUTIONAL SHARES OF THE
                        EQUITY FUND, EQUITY VALUE FUND,
                           INTERNATIONAL EQUITY FUND,
                           SMALL CAPITALIZATION FUND,
                  BALANCED FUND, SHORT-TERM FIXED INCOME FUND,
                        U.S. GOVERNMENT SECURITIES FUND,
                             MANAGED BOND FUND AND
                     FLORIDA TAX-EXEMPT FUND (THE "FUNDS")
                      FOR BARNETT PRIVATE CLIENT CUSTOMERS

                       SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into a new investment advisory agreement with Barnett with respect to the Funds dated as of January 9, 1998 and Barnett has entered into a new sub-investment advisory agreement with Brandes Investment Partners, L.P. ("Brandes") with respect to the International Equity Fund dated as of the same date. The new investment advisory and sub-investment advisory agreements have the same terms and fee rates as the previous investment advisory and sub-investment advisory agreements which were automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreement with Barnett and Barnett's new sub-investment advisory agreement with Brandes.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                               CORRESPONDING NATIONS FUND
-----------------------------------------  -----------------------------------------

Equity Fund                                Disciplined Equity Fund
Equity Value Fund                          Value Fund
International Equity Fund                  International Value Fund
Small Capitalization Fund                  Small Company Growth Fund
Balanced Fund                              Balanced Assets Fund
Short-Term Fixed Income Fund               Short-Term Income Fund
U.S. Government Securities Fund            Government Securities Fund
Managed Bond Fund                          Strategic Fixed Income Fund
Florida Tax-Exempt Fund                    Florida Municipal Bond Fund

EMD-0233                                                            PRO MED-0160

                             *    *    *    *    *

SMALL CAPITALIZATION, U.S. GOVERNMENT SECURITIES, MANAGED BOND AND BALANCED FUNDS -- CHANGES IN PORTFOLIO MANAGEMENT INFORMATION

    Martin E. LaPrade, CFA, has assumed sole responsibility for the day-to-day management of the Small Capitalization Fund, Jeffery A. Greenert has assumed sole responsibility for the day-to-day management of the U.S. Government Securities Fund, and Russell Creighton, CFA, has assumed sole responsibility for the day-to-day management of the Balanced Fund. For information regarding the past business experience of Mr. LaPrade, Mr. Greenert and Mr. Creighton, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Jack A. Ablin, CFA, has assumed responsibility for the day-to-day management of the Managed Bond Fund. Mr. Ablin joined Barnett in 1997 and currently serves as interim President and Chief Executive Officer. He plays the lead role on the fixed income investment team. Prior to joining Barnett, Mr. Ablin was Head of Fixed Income at Bank of Boston. He received his undergraduate degree in Mathematics from Vassar and his MBA in Finance from Boston University. Mr. Ablin holds membership in the Association for Investment Management and Research. He has 16 years of investment experience.

EMD-0233                                                            PRO MED-0160

                                 EMERALD FUNDS
                                 (THE "TRUST")

                          INSTITUTIONAL SHARES OF THE
                        EQUITY FUND, EQUITY VALUE FUND,
                           INTERNATIONAL EQUITY FUND,
                           SMALL CAPITALIZATION FUND,
                  BALANCED FUND, SHORT-TERM FIXED INCOME FUND,
                        U.S. GOVERNMENT SECURITIES FUND,
                       MANAGED BOND FUND, PRIME FUND AND
                          TREASURY FUND (THE "FUNDS")
                         FOR QUALIFIED RETIREMENT PLANS

                         SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into new investment advisory agreements with Barnett with respect to the Funds dated as of January 9, 1998 and Barnett has entered into a new sub-investment advisory agreement with Brandes Investment Partners, L.P. ("Brandes") with respect to the International Equity Fund dated as of the same date. The new investment advisory and sub-investment advisory agreements have the same terms and fee rates as the previous investment advisory and sub-investment advisory agreements which were automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreements with Barnett and Barnett's new sub-investment advisory agreement with Brandes.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                           CORRESPONDING NATIONS FUND
-------------------------------------  -------------------------------------

Equity Fund                            Disciplined Equity Fund
Equity Value Fund                      Value Fund
International Equity Fund              International Value Fund
Small Capitalization Fund              Small Company Growth Fund
Balanced Fund                          Balanced Assets Fund
Short-Term Fixed Income Fund           Short-Term Income Fund
U.S. Government Securities Fund        Government Securities Fund
Managed Bond Fund                      Strategic Fixed Income Fund
Prime Fund                             Prime Fund
Treasury Fund                          Treasury Fund

EMD-0234                                                             PRO MED-161

                             *    *    *    *    *

SMALL CAPITALIZATION, U.S. GOVERNMENT SECURITIES, MANAGED BOND AND BALANCED FUNDS -- CHANGES IN PORTFOLIO MANAGEMENT INFORMATION

    Martin E. LaPrade, CFA, has assumed sole responsibility for the day-to-day management of the Small Capitalization Fund, Jeffery A. Greenert has assumed sole responsibility for the day-to-day management of the U.S. Government Securities Fund, and Russell Creighton, CFA, has assumed sole responsibility for the day-to-day management of the Balanced Fund. For information regarding the past business experience of Mr. LaPrade, Mr. Greenert and Mr. Creighton, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Jack A. Ablin, CFA, has assumed responsibility for the day-to-day management of the Managed Bond Fund. Mr. Ablin joined Barnett in 1997 and currently serves as interim President and Chief Executive Officer. He plays the lead role on the fixed income investment team. Prior to joining Barnett, Mr. Ablin was Head of Fixed Income at Bank of Boston. He received his undergraduate degree in Mathematics from Vassar and his MBA in Finance from Boston University. Mr. Ablin holds membership in the Association for Investment Management and Research. He has 16 years of investment experience.

ELECTION TO RECEIVE CASH PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS FROM THE PRIME FUND AND TREASURY FUND -- CHANGE OF ADDRESS

    The address on page 39 of the Prospectus to which shareholders of the Prime Fund and Treasury Fund are directed to send written elections to receive dividend and distribution payments in cash or changes to any previous elections has been changed to:

Emerald Funds
c/o BISYS Fund Services, Inc.
P. O. Box 182697
Columbus, Ohio 43218-2697

TRANSFER AND DIVIDEND PAYING AGENT -- CHANGE OF ADDRESS

    The address on page 43 of the Prospectus for BISYS Fund Services, Inc., in its capacity as transfer and dividend paying agent for the Prime Fund and Treasury Fund, has been changed to 3435 Stelzer Road, Columbus, Ohio 43219-3035.

EMD-0234                                                             PRO MED-161

                                 EMERALD FUNDS
                                 (THE "TRUST")

                     PRIME ADVANTAGE INSTITUTIONAL FUND AND
                     TREASURY ADVANTAGE INSTITUTIONAL FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 16, 1998
                       TO PROSPECTUS DATED APRIL 1, 1997

    On January 9, 1998, Barnett Banks, Inc. was merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital Advisors, Inc. ("Barnett"), the Trust's investment adviser, became a wholly-owned subsidiary of NationsBank. Pursuant to an order of the Securities and Exchange Commission, the Trust has entered into a new investment advisory agreement with Barnett with respect to the Funds dated as of January 9, 1998. The new investment advisory agreement has the same terms and fee rates as the previous investment advisory agreement which was automatically terminated. A meeting of shareholders of the Funds will be held on or before May 9, 1998 to vote on the Trust's new investment advisory agreement with Barnett.

    The Board of Trustees of the Trust is also considering a proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will also be submitted to a vote of the shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds. Pursuant to Nations Funds' current reorganization proposal, if approved, each Fund described in this Prospectus would reorganize into the corresponding Nations Funds portfolio indicated below:

EMERALD FUND                           CORRESPONDING NATIONS FUND
-------------------------------------  --------------------------------
Prime Advantage Institutional Fund     Money Market Reserves
Treasury Advantage Institutional Fund  Treasury Reserves

                             *    *    *    *    *

ELECTION TO RECEIVE CASH PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS -- CHANGE OF ADDRESS

    The address on page 15 of the Prospectus to which shareholders are directed to send written elections to receive dividend and distribution payments in cash has been changed to:

                       Emerald Funds
                       c/o BISYS Fund Services, Inc.
                       P. O. Box 182697
                       Columbus, Ohio 43218-2697

TRANSFER AND DIVIDEND PAYING AGENT -- CHANGE OF ADDRESS

    The address on page 18 of the Prospectus for BISYS Fund Services, Inc., the Trust's transfer and dividend paying agent, has been changed to 3435 Stelzer Road, Columbus, Ohio 43219-3035.

EMD-0236                                                             PRO MED-163